RIGHT OF USE ASSETS - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	$ 3,108
Right-of-use assets at the end of the year	2,236	$ 3,108
Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	3,108
Right-of-use assets at the end of the year	2,236	3,108
Vessels
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	0
Right-of-use assets at the end of the year	0	0
Cost
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	11,395	115,607	$ 125,048
Additions		159
Lease terminations		(103,888)	(9,441)
Disposals		(483)
Right-of-use assets at the end of the year	11,395	11,395	115,607
Cost | Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	11,395	11,719	11,719
Additions		159
Lease terminations		0	0
Disposals		(483)
Right-of-use assets at the end of the year	11,395	11,395	11,719
Cost | Vessels
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	0	103,888	113,329
Additions		0
Lease terminations		(103,888)	(9,441)
Disposals		0
Right-of-use assets at the end of the year	0	0	103,888
Accumulated depreciation
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	(8,287)	(66,813)	(63,104)
Depreciation charge for the period	(906)	(3,223)	(12,728)
Lease terminations		61,305	9,441
Disposals		483
Translation differences	34	(39)	(422)
Right-of-use assets at the end of the year	(9,159)	(8,287)	(66,813)
Accumulated depreciation | Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	(8,287)	(7,805)	(5,916)
Depreciation charge for the period	(906)	(926)	(1,467)
Lease terminations		0	0
Disposals		483
Translation differences	34	(39)	(422)
Right-of-use assets at the end of the year	(9,159)	(8,287)	(7,805)
Accumulated depreciation | Vessels
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	0	(59,008)	(57,188)
Depreciation charge for the period	0	(2,297)	(11,261)
Lease terminations		61,305	9,441
Disposals		0
Translation differences	0	0	0
Right-of-use assets at the end of the year	$ 0	$ 0	$ (59,008)